Total
Guru Favorite Stocks ETF
Guru Favorite Stocks ETF
Investment Objective
Guru Favorite Stocks ETF (the “Fund”) seeks long-term capital appreciation.
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	Guru Favorite Stocks ETF Guru Favorite Stocks ETF
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guru Favorite Stocks ETF | Guru Favorite Stocks ETF | USD ($)	66	208	362	810

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 28%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund’s investment strategy is to seek to grow the capital by investing in high quality companies that are favored by prominent long-term investors (“Gurus”) and at reasonable prices.

The Fund’s investment sub-adviser, GuruFocus Investments, LLC (the “Sub-Adviser”) tracks the equity portfolio holdings of approximately twenty Gurus. To be considered a Guru, the investor must have a long-term, publicly available, track record of at least ten years. In addition, the Guru must follow an investment strategy of investing in companies that the Guru considers to be high-quality. The list of Gurus will generally remain consistent absent unusual circumstances – for example, the retirement of a particular Guru.

The Sub-Adviser then generates an initial universe of U.S.-listed securities based on the Gurus’ portfolios. The Sub-Adviser tracks each of the Guru’s portfolio holdings using publicly available information, including information contained in Form 13F filings. The Sub-Adviser then generally eliminates securities of companies with a market capitalization of less than one billion dollars. In addition, the Sub-Adviser excludes any debt securities and derivative instruments from the initial universe. The Sub-Adviser then ranks the remaining equity securities held in Gurus’ portfolios based on the Gurus’ ownership. A security is counted each time it is held in any Guru’s portfolio. For example, if five Gurus hold the securities of a particular company, that company’s securities would receive a rank of 5. The ranking is done without regard to the size of the Gurus’ holdings. For example, if two securities are held by the same number of Gurus, the two securities will have the same rank regardless of whether the Gurus invest more heavily in one of them.

After the Sub-Adviser has ranked the equity securities in the initial universe, the Sub-Adviser then employs a proprietary quantitative methodology to determine the quality and value of each of them. Quality is a measure of the strength of a security’s fundamentals. In contrast, value is a measure of a security’s price relative to the Sub-Adviser’s estimate of the fundamental value of that security.

For the quality determination, the Sub-Adviser analyzes each company using various financial measurements, such as the company’s return on invested capital (ROIC), profit margin, growth, and the predictability of the businesses etc. For the valuation determination, the Sub-Adviser analyzes a different set of financial measurements, which may include an analysis of a company’s price to earnings, price to book value, price to sales, and discounted cash flow. All things being equal, the Sub-Adviser will recommend a high-ranked security over a lower-ranked security. However, the Sub-Adviser may recommend a lower-ranked security over a high-ranked security if, based on the Sub-Adviser’s assessment, the lower-ranked security is of a better quality or value.

The Sub-Adviser will recommend approximately 25-35 equity securities for the Fund’s portfolio. The Fund will generally be fully invested. The Sub-Adviser takes a long-term investment view, and will generally recommend changes to the Fund’s portfolio twice a year, near the beginning of each year, and mid-year.

As of February 28, 2023, the Fund had significant exposure to the Financials sector (48%), Information Technology sector (33.1%) and Consumer Discretionary sector (10.8%).

Principal Risks
PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart and table reflect changes in the Fund’s performance from year to year over the periods indicated and show how the Fund’s average annual total returns for the periods indicated compare to those of a relevant market index. Performance information is available on the Fund’s website at www.GuruFocusETF.com or by calling the Fund at (215) 882-9983.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 9.42% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -16.65% (quarter ended June 30, 2022).

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Total Returns - Guru Favorite Stocks ETF	Label	1 Year	Since Inception	Inception Date
Guru Favorite Stocks ETF	Return Before Taxes	(20.50%)	(18.75%)	Dec. 16, 2021
Guru Favorite Stocks ETF | After Taxes on Distributions		(20.57%)	(18.82%)
Guru Favorite Stocks ETF | After Taxes on Distributions and Sales		(12.08%)	(14.27%)
Solactive GBS United States 1000 NTR Index		(19.95%)	(18.20%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

[1]	The Fund’s investment advisory agreement provides that the adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.